Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
Common stocks: 105.99%
Communication services: 6.00%
Entertainment: 1.11%
Playtika Holding Corporation†	2,984	$ 31,302
Spotify Technology SA†	140	15,781
The Walt Disney Company†	26	2,821
		49,904
Interactive media & services: 2.52%
Alphabet Incorporated Class A†	186	18,384
Alphabet Incorporated Class C†	128	12,783
Match Group Incorporated†	1,178	63,753
Meta Platforms Incorporated Class A†	124	18,472
		113,392
Media: 2.37%
Advantage Solutions Incorporated†	773	2,002
Altice USA Incorporated†	6,452	31,615
Comcast Corporation Class A	834	32,818
DISH Network Corporation Class A†	1,387	19,959
Fox Corporation Class B	645	20,447
		106,841
Consumer discretionary: 9.58%
Auto components: 1.00%
Gentex Corporation	1,523	44,944
Distributors: 0.15%
LKQ Corporation	109	6,427
Diversified consumer services: 0.22%
Grand Canyon Education Incorporated †	86	10,024
Hotels, restaurants & leisure: 0.50%
Travel Leisure Company	332	14,067
Yum! Brands Incorporated	65	8,483
		22,550
Household durables: 0.45%
Tupperware Brands Corporation †	4,500	19,935
Internet & direct marketing retail: 2.15%
Amazon.com Incorporated†	908	93,642
eBay Incorporated	65	3,218
		96,860
Leisure products: 0.13%
Mattel Incorporated †	291	5,954
Specialty retail: 3.82%
Advance Auto Parts Incorporated	377	57,410
AutoZone Incorporated†	16	39,022
Bath & Body Works Incorporated	64	2,945
See accompanying notes to portfolio of investments

Allspring U.S. Long/Short Equity Fund  |  1

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value

Specialty retail (continued)
Best Buy Company Incorporated	165	$ 14,639
O'Reilly Automotive Incorporated†	73	57,842
		171,858
Textiles, apparel & luxury goods: 1.16%
VF Corporation	1,690	52,289
Consumer staples: 12.85%
Food & staples retailing: 0.07%
The Kroger Company	67	2,990
Food products: 6.41%
Bunge Limited	139	13,775
Cal-Maine Foods Incorporated	151	8,640
Campbell Soup Company	585	30,379
ConAgra Foods Incorporated	314	11,678
Kellogg Company	95	6,515
Mondelez International Incorporated Class A	255	16,687
Pilgrim's Pride Corporation†	2,272	55,164
Post Holdings Incorporated	783	74,346
Tyson Foods Incorporated Class A	1,087	71,470
		288,654
Household products: 1.80%
Colgate-Palmolive Company	605	45,091
Kimberly-Clark Corporation	275	35,753
		80,844
Personal products: 1.34%
Herbalife Nutrition Limited †	3,427	60,212
Tobacco: 3.23%
Altria Group Incorporated	1,753	78,955
Philip Morris International Incorporated	637	66,401
		145,356
Energy: 3.30%
Oil, gas & consumable fuels: 3.30%
Centrus Energy Corporation Class A†	466	19,129
Chevron Corporation	13	2,262
Exxon Mobil Corporation	768	89,096
Kinder Morgan Incorporated	194	3,550
Southwestern Energy Company†	6,214	34,301
		148,338
Financials: 9.40%
Banks: 0.91%
Bank of N.T. Butterfield & Son Limited	855	27,326
Citigroup Incorporated	261	13,629
		40,955
See accompanying notes to portfolio of investments

2  |  Allspring U.S. Long/Short Equity Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value

Capital markets: 1.98%
Bank of New York Mellon Corporation	241	$ 12,187
Cboe Global Markets Incorporated	76	9,339
State Street Corporation	255	23,289
Stifel Financial Corporation	436	29,391
Virtu Financial Incorporated Class A	764	14,753
		88,959
Consumer finance: 1.55%
Oportun Financial Corporation†	2,803	19,649
SLM Corporation	2,865	50,338
		69,987
Diversified financial services: 0.22%
Corebridge Financial Incorporated	446	9,705
Insurance: 4.48%
American Financial Group Incorporated	18	2,567
Chubb Limited	27	6,142
CNA Financial Corporation	451	19,646
Everest Reinsurance Group Limited	186	65,042
Loews Corporation	1,093	67,198
Progressive Corporation	61	8,317
Reinsurance Group of America Incorporated	137	20,792
The Hartford Financial Services Group Incorporated	156	12,107
		201,811
Mortgage REITs: 0.26%
New Residential Investment Corporation	1,240	11,668
Health care: 19.21%
Biotechnology: 5.57%
Biogen Incorporated†	127	36,944
Chimerix Incorporated †	6,253	11,068
Eagle Pharmaceuticals Incorporated†	749	25,421
Esperion Therapeutics Incorporated †	2,270	14,437
Exelixis Incorporated†	1,476	26,007
Gilead Sciences Incorporated	520	43,649
Iteos Therapeutics Incorporated†	232	4,849
Kiniksa Pharmaceuticals Limited Class A†	176	2,545
Neurocrine Biosciences Incorporated†	537	59,569
Organogenesis Holdings Incorporated Class A†	790	2,022
Ultragenyx Pharmaceutical Incorporated†	152	6,890
Vanda Pharmaceuticals Incorporated†	240	1,843
VIR Biotechnology Incorporated †	527	15,573
		250,817
Health care equipment & supplies: 4.22%
Baxter International Incorporated	44	2,010
Becton Dickinson & Company	12	3,027
Boston Scientific Corporation†	49	2,266
Embecta Corporation	130	3,431
See accompanying notes to portfolio of investments

Allspring U.S. Long/Short Equity Fund  |  3

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value

Health care equipment & supplies (continued)
GE HealthCare Technology†	38	$ 2,642
Hologic Incorporated†	357	29,049
Integra LifeSciences Holdings Corporation†	53	3,037
Medtronic plc	539	45,109
Quidlelothro Corporation†	51	4,366
Zimmer Biomet Holdings Incorporated	682	86,846
ZIMVIE Incorporated †	819	8,034
		189,817
Health care providers & services: 3.36%
Cigna Corporation	57	18,050
DaVita HealthCare Partners Incorporated†	181	14,913
Elevance Health Incorporated	153	76,498
Humana Incorporated	39	19,956
Laboratory Corporation of America Holdings	17	4,286
PetIQ Incorporated†	314	3,718
The Pennant Group Incorporated†	1,074	13,898
		151,319
Health care technology: 0.06%
Computer Programs & Systems Incorporated †	84	2,468
Life sciences tools & services: 2.45%
Avantor Incorporated†	308	7,361
Bio-Techne Corporation	149	11,869
Danaher Corporation	23	6,081
Maravai LifeSciences Holdings Class A†	194	2,844
Syneos Health Incorporated†	620	22,270
Waters Corporation†	116	38,115
West Pharmaceutical Services Incorporated	82	21,779
		110,319
Pharmaceuticals: 3.55%
Amneal Pharmaceuticals Incorporated†	6,109	13,440
Innoviva Incorporated†	660	8,349
Jazz Pharmaceuticals plc†	55	8,616
Organon & Company	1,978	59,597
Pfizer Incorporated	90	3,974
Phibro Animal Health Corporation Class A	172	2,649
Viatris Incorporated	5,193	63,147
		159,772
Industrials: 11.83%
Aerospace & defense: 1.46%
BWX Technologies Incorporated	109	6,634
General Dynamics Corporation	173	40,319
L3Harris Technologies Incorporated	87	18,689
		65,642
Air freight & logistics: 0.28%
FedEx Corporation	64	12,407
See accompanying notes to portfolio of investments

4  |  Allspring U.S. Long/Short Equity Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value

Building products: 0.29%
Carrier Global Corporation	286	$ 13,022
Commercial services & supplies: 1.53%
ADT Incorporated	1,083	9,523
Stericycle Incorporated†	1,099	59,137
		68,660
Electrical equipment: 0.65%
AZZ Incorporated	154	6,542
Sensata Technologies Holding plc	64	3,254
Vertiv Holdings Company	1,384	19,680
		29,476
Machinery: 3.80%
Allison Transmission Holdings Incorporated	982	44,269
Crane Holdings Company	694	80,442
Fortive Corporation	54	3,674
Gates Industrial Corporation plc†	2,058	27,186
Manitowoc Company Incorporated†	611	8,371
Otis Worldwide Corporation	88	7,236
		171,178
Professional services: 3.72%
Booz Allen Hamilton Holding Corporation	60	5,678
Dun & Bradstreet Holdings Incorporated	625	9,156
Leidos Holdings Incorporated	708	69,979
Manpower Incorporated	82	7,147
TransUnion	1,054	75,625
		167,585
Trading companies & distributors: 0.10%
MSC Industrial Direct Company Class A	55	4,549
Information technology: 17.39%
Communications equipment: 1.24%
Cisco Systems Incorporated	894	43,511
CommScope Holdings Incorporated†	1,449	12,172
		55,683
Electronic equipment, instruments & components: 0.34%
Vishay Precision Group†	200	8,636
Vontier Corporation	300	6,909
		15,545
IT services: 3.03%
Brightcove Incorporated†	2,994	18,982
Cognizant Technology Solutions Corporation Class A	70	4,673
DXC Technology Company†	502	14,422
FleetCor Technologies Incorporated†	162	33,827
SS&C Technologies Holdings Incorporated	765	46,168
See accompanying notes to portfolio of investments

Allspring U.S. Long/Short Equity Fund  |  5

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value

IT services (continued)
The Western Union Company	520	$ 7,368
VeriSign Incorporated†	51	11,121
		136,561
Semiconductors & semiconductor equipment: 2.01%
Broadcom Incorporated	28	16,380
Intel Corporation	116	3,278
Qorvo Incorporated†	190	20,645
Qualcomm Incorporated	78	10,390
Skyworks Solutions Incorporated	361	39,591
		90,284
Software: 6.77%
Ansys Incorporated†	19	5,061
Dropbox Incorporated Class A†	297	6,899
Ebix Incorporated	401	7,643
Elastic NV†	276	16,240
Microsoft Corporation	387	95,902
NCR Corporation†	502	13,765
NortonLifeLock Incorporated	2,017	46,411
PTC Incorporated†	21	2,832
RingCentral Incorporated Class A†	85	3,318
Roper Technologies Incorporated	7	2,987
Salesforce.com Incorporated†	47	7,895
Splunk Incorporated†	174	16,664
Teradata Corporation†	1,568	54,692
Upland Software Incorporated†	2,773	24,208
		304,517
Technology hardware, storage & peripherals: 4.00%
Apple Incorporated	793	114,422
Hewlett Packard Enterprise Company	4,054	65,391
		179,813
Materials: 5.04%
Containers & packaging: 2.11%
Berry Global Group Incorporated	616	38,026
Silgan Holdings Incorporated	464	25,005
WestRock Company	810	31,784
		94,815
Metals & mining: 2.93%
Newmont Corporation	881	46,631
Reliance Steel & Aluminum Company	47	10,690
SSR Mining Incorporated	4,401	74,553
		131,874
Real estate: 4.51%
Equity REITs: 4.51%
Apartment Income REIT Corporation	1,723	65,922
See accompanying notes to portfolio of investments

6  |  Allspring U.S. Long/Short Equity Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value

Equity REITs (continued)
Crown Castle International Corporation	57	$ 8,442
Equity Residential	108	6,874
Essex Property Trust Incorporated	131	29,615
Healthpeak Properties Incorporated	326	8,958
Highwoods Properties Incorporated	1,554	47,195
Rayonier Incorporated	69	2,511
Weyerhaeuser Company	967	33,294
		202,811
Utilities: 6.88%
Electric utilities: 0.36%
Edison International	151	10,404
Hawaiian Electric Industries Incorporated	83	3,508
Pinnacle West Capital Corporation	31	2,311
		16,223
Gas utilities: 2.17%
Brookfield Infrastructure Corporation Class A	58	2,565
National Fuel Gas Company	131	7,606
UGI Corporation	2,200	87,626
		97,797
Independent power & renewable electricity producers: 1.17%
AES Corporation	87	2,385
Vistra Energy Corporation	2,167	49,971
		52,356
Multi-utilities: 3.18%
Dominion Energy Incorporated	688	43,784
DTE Energy Company	120	13,964
MDU Resources Group Incorporated	1,310	40,492
NiSource Incorporated	1,615	44,816
		143,056
Total Common stocks (Cost $4,475,957)		4,768,823

	Yield
Short-term investments: 10.41%
Investment companies: 10.41%
Allspring Government Money Market Fund Select Class♠∞	4.16%	468,249	468,249
Total Short-term investments (Cost $468,249)			468,249

See accompanying notes to portfolio of investments

Allspring U.S. Long/Short Equity Fund  |  7

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
Securities Sold Short: (35.49)%
Common stocks: (35.49)%
Communication services: (1.90)%
Entertainment: (1.38)%
Roblox Corporation Class A	(1,554)	$ (57,824)
Roku Incorporated	(78)	(4,485)
		(62,309)
Interactive media & services: (0.52)%
ZoomInfo Technologies Incorporated Class A †	(821)	(23,177)
Consumer discretionary: (10.58)%
Automobiles: (1.76)%
Lucid Group Incorporated	(3,016)	(35,257)
Rivian Automotive Incorporated Class A	(2,271)	(44,057)
		(79,314)
Diversified consumer services: (1.35)%
Mister Car Wash Incorporated	(3,886)	(39,909)
Rover Group Incorporated	(5,076)	(20,761)
		(60,670)
Hotels, restaurants & leisure: (3.61)%
DraftKings Incorporated Class A	(2,812)	(42,152)
Kura Revolving Sushi Bar Incorporated Class A	(64)	(3,977)
Las Vegas Sands Corporation	(1,067)	(62,953)
NeoGames Company	(309)	(3,986)
Planet Fitness Incorporated Class A	(164)	(13,883)
Sweetgreen Incorporated Class A	(1,311)	(13,595)
Target Hospitality Corporation	(1,420)	(21,804)
		(162,350)
Household durables: (1.06)%
Dream Finders Homes Incorporated Class A	(256)	(3,236)
VIZIO Holding Corporation Class A	(2,703)	(23,678)
Vuzix Corporation	(3,985)	(20,762)
		(47,676)
Internet & direct marketing retail: (0.32)%
Groupon Incorporated	(473)	(3,907)
Xometry Incorporated Class A	(304)	(10,646)
		(14,553)
Leisure products: (0.34)%
YETI Holdings Incorporated †	(340)	(15,218)
Specialty retail: (0.98)%
GrowGeneration Corporation	(4,269)	(22,028)
Restoration Hardware	(71)	(22,151)
		(44,179)
See accompanying notes to portfolio of investments

8  |  Allspring U.S. Long/Short Equity Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value

Textiles, apparel & luxury goods: (1.16)%
Allbirds Incorporated Class A	(5,059)	$ (13,912)
Deckers Outdoor Corporation	(64)	(27,359)
Lululemon Athletica Incorporated	(26)	(7,979)
PLBY Group Incorporated	(982)	(2,867)
		(52,117)
Consumer staples: (2.49)%
Food products: (1.19)%
Freshpet Incorporated †	(847)	(53,641)
Personal products: (1.30)%
Olapex Holdings Incorporated †	(9,282)	(58,569)
Energy: (1.86)%
Energy equipment & services: (0.06)%
Bristow Group Incorporated †	(88)	(2,688)
Oil, gas & consumable fuels: (1.80)%
Hess Corporation	(351)	(52,706)
Nextdecade Corporation	(4,064)	(24,343)
Texas Pacific Land Corporation	(2)	(3,992)
		(81,041)
Financials: (2.74)%
Banks: (0.21)%
First Republic Bank	(68)	(9,580)
Capital markets: (0.85)%
Robinhood Markets Incorporated Class A †	(3,650)	(37,997)
Consumer finance: (1.25)%
Sofistech Incorporated †	(8,113)	(56,223)
Insurance: (0.16)%
Assured Guarany Limited	(111)	(6,949)
Thrifts & mortgage finance: (0.27)%
TFS Financial Corporation	(864)	(12,312)
Health care: (3.11)%
Biotechnology: (0.48)%
Novavax Incorporated †	(1,970)	(21,493)
Health care equipment & supplies: (0.51)%
FIGS Incorporated Class A †	(2,572)	(23,019)
Health care providers & services: (0.27)%
Guardant Health Incorporated †	(386)	(12,132)
Health care technology: (1.39)%
Certara Incorporated	(2,257)	(43,786)
See accompanying notes to portfolio of investments

Allspring U.S. Long/Short Equity Fund  |  9

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value

Health care technology (continued)
Definitive Healthcare Corporation	(495)	$ (6,128)
Teladoc Health Incorporated	(434)	(12,760)
		(62,674)
Pharmaceuticals: (0.46)%
Axsome Therapeutics Incorporated †	(274)	(20,550)
Industrials: (3.28)%
Aerospace & defense: (0.63)%
Axon Enterprise Inc	(131)	(25,603)
Virgin Galatic Holdings Incorporated	(482)	(2,661)
		(28,264)
Building products: (0.76)%
Hayward Holdings Incorporated	(2,191)	(29,557)
Insteel Corporation	(154)	(4,618)
		(34,175)
Commercial services & supplies: (0.93)%
ACV Auctions Incorporated Class A	(1,763)	(17,277)
Li-Cycle Holdings Corporation	(4,537)	(24,681)
		(41,958)
Construction & engineering: (0.32)%
Willscot Mobile Mini Holdings Corporation †	(298)	(14,441)
Electrical equipment: (0.14)%
Plug Power Incorporated	(154)	(2,621)
Sunrun Incorporated	(144)	(3,784)
		(6,405)
Road & rail: (0.03)%
TuSimple Holdings Incorporated Class A †	(605)	(1,271)
Trading companies & distributors: (0.47)%
Distribution Solutions Group †	(509)	(21,022)
Information technology: (6.73)%
Electronic equipment, instruments & components: (0.31)%
Evolv Technology Holdings Incorporated †	(4,512)	(13,807)
IT services: (3.37)%
Cloudflare Incorporated Class A	(1,018)	(53,862)
MongoDB Incorporated	(30)	(6,426)
Thoughtworks Holdings Incorporated	(2,050)	(22,140)
Toast Incorporated Class A	(2,811)	(62,713)
Twilio Incorporated Class A	(106)	(6,343)
		(151,484)
Semiconductors & semiconductor equipment: (0.89)%
Allegro MicroSystems Incorporated	(821)	(31,338)
See accompanying notes to portfolio of investments

10  |  Allspring U.S. Long/Short Equity Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value

Semiconductors & semiconductor equipment (continued)
Atomera Incorporated	(369)	$ (2,694)
Enphase Energy Incorporated	(16)	(3,542)
Wolfspeed Incorporated	(32)	(2,464)
		(40,038)
Software: (2.05)%
Atlassian Corporation Class A	(185)	(29,900)
Enfusion Incorporated Class A	(748)	(8,886)
Marathon Digital Holdings Incorporated	(1,262)	(9,099)
Palantir Technologies Incorporated Class A	(2,830)	(22,017)
Riot Platforms Incorporated	(445)	(2,790)
SentineIOne Incorporated Class A	(1,310)	(19,768)
		(92,460)
Technology hardware, storage & peripherals: (0.11)%
Pure Storage Incorporated Class A †	(171)	(4,949)
Materials: (1.21)%
Chemicals: (0.91)%
Albemarle Corporation	(8)	(2,252)
Aspen Aerogels Incorporated	(1,824)	(19,152)
PureCycle Technologies Incorporated	(2,341)	(19,618)
		(41,022)
Metals & mining: (0.30)%
5E Advanced Materials Incorporated †	(1,371)	(13,504)
Real estate: (1.06)%
Equity REITs: (0.92)%
Alexandria Real Estate Equities Incorporated	(107)	(17,199)
Realty Income Corporation	(353)	(23,944)
		(41,143)
Real estate management & development: (0.14)%
Zillow Group Incorporated Class C †	(146)	(6,455)
Utilities: (0.53)%
Electric utilities: (0.06)%
Nextera Energy Incorporated	(34)	(2,537)
Gas utilities: (0.47)%
Atmos Energy Corporation	(182)	(21,392)
Total Common stocks (Proceeds $(1,569,699))		(1,596,758)

See accompanying notes to portfolio of investments

Allspring U.S. Long/Short Equity Fund  |  11

Portfolio of investments—January 31, 2023 (unaudited)

		Expiration Date	Shares	Value
Rights: 0.00%
Consumer discretionary: 0.00%
Textiles, apparel & luxury goods: 0.00%
PLBY Group Incorporated ♦†		1-23-2023	(982)	$ 0
Total Rights (Proceeds $0)				0
Total Securities Sold Short (Proceeds $(1,569,699))				(1,596,758)
Total investments in securities (excluding securities sold short (Cost 4,944,206))	116.40%			5,237,072
Total securities sold short	(35.49)			(1,596,758)
Other Assets and liabilities, net	19.09			858,924
Total net assets	100.00%			$ 4,499,238

†	Non-income-earning security
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$2,231,644	$(1,763,395)	$0	$0	$468,249	468,249	$0
See accompanying notes to portfolio of investments

12  |  Allspring U.S. Long/Short Equity Fund

Notes to portfolio of investments—January 31, 2023 (unaudited)

Securities valuation
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund [Portfolio] makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.
The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Allspring U.S. Long/Short Equity Fund  |  13

Notes to portfolio of investments—January 31, 2023 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$270,137	$0	$0	$270,137
Consumer discretionary	430,841	0	0	430,841
Consumer staples	578,056	0	0	578,056
Energy	148,338	0	0	148,338
Financials	423,085	0	0	423,085
Health care	864,512	0	0	864,512
Industrials	532,519	0	0	532,519
Information technology	782,403	0	0	782,403
Materials	226,689	0	0	226,689
Real estate	202,811	0	0	202,811
Utilities	309,432	0	0	309,432
Short-term investments
Investment companies	468,249	0	0	468,249
Total assets	$5,237,072	$0	$0	$5,237,072
Liabilities
Securities sold short
Common stocks
Communication services	$85,486	$0	$0	$85,486
Consumer discretionary	476,077	0	0	476,077
Consumer staples	112,210	0	0	112,210
Energy	83,729	0	0	83,729
Financials	123,061	0	0	123,061
Health care	139,868	0	0	139,868
Industrials	147,536	0	0	147,536
Information technology	302,738	0	0	302,738
Materials	54,526	0	0	54,526
Real estate	47,598	0	0	47,598
Utilities	23,929	0	0	23,929
Rights
Consumer discretionary	0	0	0	0
Total liabilities	$1,596,758	$0	$0	$1,596,758
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended January 31, 2023, the did not have any transfers into/out of Level 3.

14  |  Allspring U.S. Long/Short Equity Fund